RELATED PARTY TRANSACTIONS - Summary of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	$ 5,279	$ 9,189	$ 10,908
Nanjing Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Licensing of patents to related parties	0	0	3,019
Sales of products and sales-based royalties from related parties	179	328	405
Purchases from related parties	35	237	21
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	4,078	6,174	9,615
Jiangsu GenScript Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	303	1,306	334
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	473	1,028	786
Genscript USA Holdings Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	389	380	0
Jiangsu GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	1	51	146
Compensation fee for termination of service agreement	0	0	2,666
Genscript Probio USA Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	0	8	0
Genscript Netherlands
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	0	5	6
Genscript Biotech Corporation | Follow-On Public Offering
Disclosure Of Transactions Between Related Parties [Line Items]
Financing from follow-on public offering, net of issuance cost	$ 0	$ 0	$ 84,600